UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08765

Managed High Yield Plus Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1.  Schedule of Investments

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	86.4
Luxembourg	3.9
Canada	2.8
United Kingdom	1.3
Ireland	0.9
Australia	0.8
Marshall Islands	0.7
Liberia	0.6
Brazil	0.4
Cayman Islands	0.4
South Africa	0.3
Netherlands	0.3
Austria	0.3
France	0.3
Puerto Rico	0.2
Norway	0.2
Jersey	0.2
Total	100.0

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—122.38%
Aerospace/defense—1.06%
BE Aerospace, Inc.
6.875%, due 10/01/20[2]	275,000	306,625
Bombardier, Inc.
7.750%, due 03/15/20[2,3]	600,000	696,000
DynCorp International, Inc.
10.375%, due 07/01/17[2]	70,000	61,950
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21[2]	325,000	348,156
		1,412,731
Airlines—0.55%
Delta Air Lines, Inc.
12.250%, due 03/15/15[2,3,4]	250,000	269,375
United Air Lines, Inc.
9.875%, due 08/01/13[2,3]	450,000	473,625
		743,000
Auto loans—3.08%
Ford Motor Credit Co. LLC
5.750%, due 02/01/21[2]	725,000	809,652
6.625%, due 08/15/17[2]	400,000	453,266
8.125%, due 01/15/20[2]	250,000	311,737
8.700%, due 10/01/14[2]	500,000	568,681
12.000%, due 05/15/15[2]	1,575,000	1,980,473
		4,123,809
Auto parts & equipment—1.51%
Meritor, Inc.
10.625%, due 03/15/18[2]	275,000	288,750
The Goodyear Tire & Rubber Co.
7.000%, due 05/15/22[2]	250,000	253,125
10.500%, due 05/15/16[2]	835,000	914,333
Tomkins LLC/Tomkins, Inc.
9.000%, due 10/01/18[2,4]	508,000	561,340
		2,017,548
Automakers—1.14%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[2]	340,000	342,550
Ford Motor Co.
7.450%, due 07/16/31[2]	750,000	962,813
Navistar International Corp.
8.250%, due 11/01/21[2]	203,000	222,031
		1,527,394
Banking—4.69%
Ally Financial, Inc.
5.500%, due 02/15/17[2]	670,000	678,593
6.750%, due 12/01/14[2]	500,000	528,125
8.000%, due 11/01/31[2]	600,000	669,750
8.300%, due 02/12/15[2]	750,000	828,750
BankAmerica Capital II
8.000%, due 12/15/26[2]	235,000	235,881

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banking—(concluded)
CIT Group, Inc.
4.750%, due 02/15/15[2,3]	1,060,000	1,075,900
5.500%, due 02/15/19[2,3]	865,000	883,381
Eksportfinans ASA
3.000%, due 11/17/14[2]	410,000	385,946
HBOS Capital Funding LP
6.071%, due 06/30/14[3,5,6]	465,000	330,150
Regions Financial Corp.
5.750%, due 06/15/15[2]	145,000	148,181
7.750%, due 11/10/14[2]	475,000	507,158
		6,271,815
Brokerage—0.65%
E*Trade Financial Corp.
12.500%, due 11/30/17	750,000	873,750

Building & construction—0.45%
Standard Pacific Corp.
10.750%, due 09/15/16[2]	375,000	430,781
Toll Brothers Finance Corp.
8.910%, due 10/15/17[2]	140,000	170,528
		601,309
Building materials—0.83%
Hanson Ltd.
6.125%, due 08/15/16[2]	600,000	628,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, due 12/01/17[2,3]	450,000	482,625
		1,111,125
Chemicals—4.62%
Celanese US Holdings LLC
5.875%, due 06/15/21[2]	325,000	354,250
6.625%, due 10/15/18[2]	280,000	306,600
CF Industries, Inc.
6.875%, due 05/01/18[2]	200,000	235,500
7.125%, due 05/01/20[2]	1,460,000	1,788,500
Georgia Gulf Corp.
9.000%, due 01/15/17[2,3]	385,000	430,237
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18[2]	300,000	310,500
Ineos Group Holdings PLC
8.500%, due 02/15/16[2,3]	125,000	114,063
Lyondell Chemical Co.
11.000%, due 05/01/18[2]	499,099	547,137
LyondellBasell Industries NV
6.000%, due 11/15/21[2,3]	225,000	246,938
Momentive Performance Materials, Inc.
9.000%, due 01/15/21[2]	350,000	322,875
Nova Chemicals Corp.
8.625%, due 11/01/19[2]	1,335,000	1,531,912
		6,188,512

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Computer hardware—0.45%
Seagate HDD Cayman
7.750%, due 12/15/18[2]	535,000	601,875

Consumer products—0.16%
Libbey Glass, Inc.
10.000%, due 02/15/15[2]	203,000	217,971

Consumer/commercial/lease financing—3.75%
CIT Group, Inc.
7.000%, due 05/01/17[2]	2,825,000	2,825,000
ILFC E-Capital Trust I
4.340%, due 12/21/65[2,3,5]	285,000	197,180
International Lease Finance Corp.
7.125%, due 09/01/18[2,3]	800,000	896,000
8.625%, due 09/15/15[2,4]	990,000	1,098,900
		5,017,080
Department stores—0.39%
JC Penney Corp., Inc.
7.125%, due 11/15/23[2]	500,000	525,000

Diversified capital goods—1.42%
Belden, Inc.
9.250%, due 06/15/19[2]	1,000,000	1,080,000
RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18[2]	265,000	285,538
SPX Corp.
7.625%, due 12/15/14[2]	475,000	533,187
		1,898,725
Electric-generation—3.78%
Calpine Construction Finance Co. LLP/CCFC Finance Corp.
8.000%, due 06/01/16[2,3]	500,000	543,750
Calpine Corp.
7.500%, due 02/15/21[2,3]	700,000	759,500
7.875%, due 07/31/20[2,3]	550,000	607,750
DPL, Inc.
7.250%, due 10/15/21[2,3]	585,000	666,900
GenOn Energy, Inc.
9.500%, due 10/15/18[2]	250,000	238,750
NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	2,045,000
Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[2,4]	710,000	191,700
		5,053,350
Electric-integrated—1.26%
AES Corp.
8.000%, due 10/15/17[2]	500,000	576,250
8.000%, due 06/01/20[2]	950,000	1,113,875
		1,690,125

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electronics—1.90%
Freescale Semiconductor, Inc.
8.050%, due 02/01/20[2]	200,000	198,000
9.250%, due 04/15/18[2,3]	375,000	412,500
10.125%, due 03/15/18[2,3]	221,000	246,968
Jabil Circuit, Inc.
8.250%, due 03/15/18[2]	280,000	333,200
KEMET Corp.
10.500%, due 05/01/18[2]	175,000	190,750
NXP BV/NXP Funding LLC
9.750%, due 08/01/18[2,3]	300,000	339,375
Sanmina-SCI Corp.
7.000%, due 05/15/19[2,3]	575,000	589,375
8.125%, due 03/01/16[2]	222,000	229,770
		2,539,938
Energy-exploration & production—7.95%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2]	500,000	477,500
ATP Oil & Gas Corp.
11.875%, due 05/01/15[2]	250,000	162,500
Berry Petroleum Co.
6.750%, due 11/01/20[2]	315,000	336,262
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, due 04/15/22[2,3]	350,000	366,625
Chesapeake Energy Corp.
9.500%, due 02/15/15[2]	1,050,000	1,207,500
Comstock Resources, Inc.
8.375%, due 10/15/17[2]	55,000	53,488
Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[2,3]	415,000	404,625
Denbury Resources, Inc.
8.250%, due 02/15/20[2]	574,000	654,360
9.750%, due 03/01/16[2]	500,000	558,125
Encore Acquisition Co.
9.500%, due 05/01/16[2]	200,000	223,500
Forest Oil Corp.
7.250%, due 06/15/19[2]	865,000	871,487
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2,3]	75,000	81,750
8.000%, due 02/15/20[2,3]	300,000	330,000
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19[2,3]	125,000	127,500
7.750%, due 02/01/21[2]	340,000	365,500
8.625%, due 04/15/20[2]	375,000	416,250
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[2,3]	680,000	708,900
PetroBakken Energy Ltd.
8.625%, due 02/01/20[2,3]	330,000	350,625
Quicksilver Resources, Inc.
7.125%, due 04/01/16[2]	250,000	240,000
9.125%, due 08/15/19[2]	200,000	201,500

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
11.750%, due 01/01/16[2]	750,000	798,750
Range Resources Corp.
5.750%, due 06/01/21[2]	200,000	214,000
7.250%, due 05/01/18[2]	255,000	273,488
SandRidge Energy, Inc.
7.500%, due 03/15/21[2]	200,000	202,000
8.750%, due 01/15/20[2]	300,000	319,500
Swift Energy Co.
7.875%, due 03/01/22[2,3]	300,000	313,500
Whiting Petroleum Corp.
6.500%, due 10/01/18[2]	350,000	376,687
		10,635,922
Environmental—0.18%
Casella Waste Systems, Inc.
11.000%, due 07/15/14[2]	225,000	243,844

Food & drug retailers—1.12%
Ingles Markets, Inc.
8.875%, due 05/15/17[2]	400,000	439,000
Rite Aid Corp.
10.375%, due 07/15/16[2]	580,000	618,425
SUPERVALU, Inc.
8.000%, due 05/01/16[2]	425,000	441,469
		1,498,894
Food-wholesale—2.45%
Michael Foods, Inc.
9.750%, due 07/15/18[2]	450,000	492,750
Pinnacle Foods Finance LLC
10.625%, due 04/01/17[2]	500,000	528,437
Post Holdings, Inc.
7.375%, due 02/15/22[2,3]	325,000	346,125
Smithfield Foods, Inc.
10.000%, due 07/15/14[2]	161,000	188,773
Tyson Foods, Inc.
10.500%, due 03/01/14[2]	500,000	582,500
US Foodservice
8.500%, due 06/30/19[2,3]	300,000	301,500
Viskase Cos., Inc.
9.875%, due 01/15/18[2,3]	800,000	840,000
		3,280,085
Forestry/paper—2.83%
Boise Cascade LLC
7.125%, due 10/15/14[2]	500,000	503,750
Boise Paper Holdings LLC
9.000%, due 11/01/17[2]	95,000	104,500
Clearwater Paper Corp.
7.125%, due 11/01/18[2]	195,000	207,675

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Forestry/paper—(concluded)
Domtar Corp.
10.750%, due 06/01/17[2]	225,000	292,500
Georgia-Pacific LLC
8.250%, due 05/01/16[2,3]	610,000	675,775
8.875%, due 05/15/31[2]	825,000	1,142,408
Mercer International, Inc.
9.500%, due 12/01/17[2]	300,000	313,500
PE Paper Escrow GmbH
12.000%, due 08/01/14[2,3]	500,000	545,000
		3,785,108
Gaming—7.01%
Boyd Gaming Corp.
9.125%, due 12/01/18[2]	530,000	549,875
Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[2]	820,000	639,600
10.000%, due 12/15/15[2]	430,000	395,600
10.000%, due 12/15/18	200,000	154,500
11.250%, due 06/01/17[2]	370,000	405,150
CityCenter Holdings LLC/CityCenter Finance Corp.
10.750%, due 01/15/17[2,7]	535,000	570,607
FireKeepers Development Authority
13.875%, due 05/01/15[2,3]	1,825,000	2,046,281
Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	535,000	514,938
Marina District Finance Co., Inc.
9.500%, due 10/15/15[2]	450,000	433,125
MGM Resorts International
10.000%, due 11/01/16[2]	1,395,000	1,537,987
11.125%, due 11/15/17[2]	250,000	284,375
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2,3]	985,000	674,725
Yonkers Racing Corp.
11.375%, due 07/15/16[2,3]	1,080,000	1,170,450
		9,377,213
Gas distribution—4.07%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20[2]	335,000	345,050
Atlas Pipeline Partners LP
8.750%, due 06/15/18[2,3]	275,000	292,875
Crosstex Energy LP
8.875%, due 02/15/18[2]	450,000	488,250
El Paso Corp. MTN
7.750%, due 01/15/32[2]	1,235,000	1,470,512
Energy Transfer Partners LP
6.050%, due 06/01/41[2]	355,000	378,776
7.500%, due 07/01/38[2]	275,000	322,591

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Gas distribution—(concluded)
Ferrellgas LP/Ferrellgas Finance Corp.
9.125%, due 10/01/17[2]	500,000	530,000
Inergy LP/Inergy Finance Corp.
7.000%, due 10/01/18[2]	500,000	492,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20[2]	200,000	218,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[2]	950,000	912,000
		5,451,054
Health facilities—2.47%
Capella Healthcare, Inc.
9.250%, due 07/01/17[2]	90,000	92,925
CHS/Community Health Systems, Inc.
8.000%, due 11/15/19[2,3]	225,000	239,063
8.875%, due 07/15/15[2]	298,000	312,155
HCA, Inc.
5.875%, due 03/15/22[2]	150,000	153,750
6.250%, due 02/15/13[2]	275,000	283,250
7.500%, due 02/15/22[2]	620,000	671,150
7.875%, due 02/15/20[2]	300,000	330,750
8.500%, due 04/15/19[2]	500,000	560,000
Tenet Healthcare Corp.
6.875%, due 11/15/31[2]	450,000	388,125
8.000%, due 08/01/20[2]	150,000	159,000
8.875%, due 07/01/19[2]	100,000	114,000
US Oncology, Inc., Escrow
(related to 9.125% bonds due 08/15/17)[2,8]	250,000	3,750
		3,307,918
Health services—1.36%
AMGH Merger Sub, Inc.
9.250%, due 11/01/18[2,3]	300,000	324,375
ExamWorks Group, Inc.
9.000%, due 07/15/19[2,3]	750,000	731,250
Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[2]	700,000	763,000
		1,818,625
Hotels—0.68%
Felcor Lodging LP
6.750%, due 06/01/19[2]	335,000	342,538
Hilton Worldwide, Inc.
5.003%, due 11/15/13[2,3,5]	250,000	247,964
Host Hotels & Resorts LP
6.000%, due 10/01/21[2,3]	55,000	59,881
9.000%, due 05/15/17[2]	235,000	260,850
		911,233

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Investments & miscellaneous financial services—0.30%
Icahn Enterprises LP
8.000%, due 01/15/18[2,3]	100,000	106,000
8.000%, due 01/15/18[2]	275,000	291,500
		397,500
Leisure—1.98%
Diamond Resorts Corp.
12.000%, due 08/15/18[2]	1,600,000	1,688,000
Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	950,000	957,125
		2,645,125
Life insurance—0.49%
American General Institutional Capital A
7.570%, due 12/01/45[2,3]	500,000	480,000
Lincoln National Corp.
7.000%, due 05/17/66[2,5]	185,000	176,675
		656,675
Machinery—0.84%
Case New Holland, Inc.
7.875%, due 12/01/17[2]	515,000	605,125
The Manitowoc Co., Inc.
8.500%, due 11/01/20[2]	465,000	518,475
		1,123,600
Managed care—0.95%
Multiplan, Inc.
9.875%, due 09/01/18[2,3]	1,175,000	1,277,078

Media-broadcast—1.20%
Clear Channel Communications, Inc.
10.750%, due 08/01/16[2]	725,000	590,875
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17[2]	250,000	267,500
Sinclair Television Group
9.250%, due 11/01/17[2,3]	100,000	111,750
Univision Communications, Inc.
6.875%, due 05/15/19[2,3]	250,000	255,000
7.875%, due 11/01/20[2,3]	60,000	63,900
XM Satellite Radio, Inc.
13.000%, due 08/01/13[2,3]	275,000	313,156
		1,602,181
Media-cable—5.03%
Cablevision Systems Corp.
8.625%, due 09/15/17[2]	1,590,000	1,792,725
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21[2]	450,000	478,125
8.125%, due 04/30/20[2]	450,000	504,000
CSC Holdings LLC
8.625%, due 02/15/19[2]	200,000	236,000

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
DISH DBS Corp.
7.750%, due 05/31/15[2]	665,000	752,281
7.875%, due 09/01/19[2]	1,000,000	1,175,000
Nara Cable Funding Ltd.
8.875%, due 12/01/18[2,3]	450,000	438,750
Videotron Ltee
5.000%, due 07/15/22[2,3]	300,000	300,000
Virgin Media Finance PLC
5.250%, due 02/15/22[2]	475,000	484,500
9.500%, due 08/15/16[2]	500,000	570,000
		6,731,381
Media-diversified—0.45%
Entravision Communications Corp.
8.750%, due 08/01/17[2]	575,000	608,063

Media-services—1.53%
Nielsen Finance LLC/Nielson Finance Co.
7.750%, due 10/15/18[2]	225,000	250,313
11.500%, due 05/01/16[2]	225,000	260,437
11.625%, due 02/01/14[2]	81,000	94,163
WMG Acquisition Corp.
9.500%, due 06/15/16[2]	1,300,000	1,436,500
		2,041,413
Medical products—0.99%
Biomet, Inc.
10.000%, due 10/15/17[2]	625,000	678,906
Fresenius Medical Care US Finance II, Inc.
5.625%, due 07/31/19[2,3]	325,000	346,125
Grifols, Inc.
8.250%, due 02/01/18[2]	280,000	303,800
		1,328,831
Metals/mining excluding steel—3.51%
Arch Coal, Inc.
8.750%, due 08/01/16[2]	350,000	385,000
Consol Energy, Inc.
8.000%, due 04/01/17[2]	375,000	407,813
FMG Resources (August 2006) Pty Ltd.
7.000%, due 11/01/15[2,3]	755,000	798,412
Mirabela Nickel Ltd.
8.750%, due 04/15/18[2,3]	615,000	531,975
Murray Energy Corp.
10.250%, due 10/15/15[2,3]	1,165,000	1,188,300
Novelis, Inc.
8.375%, due 12/15/17[2]	400,000	438,000
Patriot Coal Corp.
8.250%, due 04/30/18[2]	200,000	180,000
Peabody Energy Corp.
7.375%, due 11/01/16[2]	350,000	395,500

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Metals/mining excluding steel—(concluded)
Vedanta Resources PLC
9.500%, due 07/18/18[2,3]	375,000	375,000
		4,700,000
Multi-line insurance—0.46%
American International Group, Inc.
6.250%, due 03/15/37[2]	375,000	331,875
Glen Meadow Pass Through Trust
6.505%, due 02/12/67[2,3,5]	375,000	281,250
		613,125
Oil field equipment & services—4.15%
Atwood Oceanics, Inc.
6.500%, due 02/01/20[2]	75,000	78,938
CHC Helicopter SA
9.250%, due 10/15/20[2,3]	650,000	651,625
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.
6.625%, due 11/15/19[2,3]	240,000	244,800
Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17[2]	225,000	234,281
Expro Finance Luxembourg
8.500%, due 12/15/16[2,3]	1,465,000	1,314,837
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2,3]	730,000	766,500
Key Energy Services, Inc.
6.750%, due 03/01/21[2]	300,000	314,250
McJunkin Red Man Corp.
9.500%, due 12/15/16[2]	860,000	924,500
SESI LLC
7.125%, due 12/15/21[2,3]	590,000	651,950
Trinidad Drilling Ltd.
7.875%, due 01/15/19[2,3]	350,000	374,500
		5,556,181
Oil refining & marketing—0.42%
Tesoro Corp.
9.750%, due 06/01/19[2]	500,000	568,750

Packaging—3.32%
Ardagh Packaging Finance PLC
7.375%, due 10/15/17[2,3]	305,000	327,875
Berry Plastics Corp.
8.250%, due 11/15/15[2]	225,000	241,875
Graphic Packaging International, Inc.
7.875%, due 10/01/18[2]	185,000	203,500
9.500%, due 06/15/17[2]	305,000	339,313
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16[2]	985,000	1,115,512
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19[2,3]	225,000	246,375
7.750%, due 10/15/16[2,3,4]	350,000	372,750

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Packaging—(concluded)
9.875%, due 08/15/19[2,3]	900,000	930,375
Sealed Air Corp.
8.375%, due 09/15/21[2,3]	585,000	669,825
		4,447,400
Personal & casualty—0.88%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,3,5]	520,000	678,600
XL Group PLC, Series E
6.500%, due 04/15/17[2,5,6]	590,000	500,025
		1,178,625
Pharmaceuticals—1.21%
ConvaTec Healthcare E SA
10.500%, due 12/15/18[2,3]	700,000	721,875
Mylan, Inc.
7.625%, due 07/15/17[2,3]	445,000	492,559
Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
7.750%, due 09/15/18[2]	380,000	402,800
		1,617,234
Printing & publishing—1.19%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2,3,4]	450,000	384,750
Gannett Co., Inc.
9.375%, due 11/15/17[2]	300,000	339,000
Harland Clarke Holdings
9.500%, due 05/15/15[2]	425,000	334,688
The McClatchy Co.
11.500%, due 02/15/17[2]	500,000	536,250
		1,594,688
Real estate development & management—0.35%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[2]	400,000	462,000

Real estate investment trusts—1.53%
Developers Diversified Realty Corp.
9.625%, due 03/15/16[2]	600,000	721,300
DuPont Fabros Technology LP
8.500%, due 12/15/17[2]	1,200,000	1,326,000
		2,047,300
Restaurants—0.49%
Landry’s Restaurants, Inc.
11.625%, due 12/01/15[2]	600,000	655,500

Software/services—3.52%
Ceridian Corp.
11.250%, due 11/15/15[2,4]	355,000	339,025

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]		Value ($)
Corporate bonds—(continued)
Software/services—(concluded)
Eagle Parent, Inc.
8.625%, due 05/01/19[2,3]	75,000		77,625
First Data Corp.
9.875%, due 09/24/15[2]	525,000		532,563
11.250%, due 03/31/16[2]	1,000,000		947,500
MedAssets, Inc.
8.000%, due 11/15/18[2]	600,000		643,500
Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	1,700,000		1,772,250
Unisys Corp.
12.750%, due 10/15/14[2,3]	359,000		402,977
			4,715,440
Specialty retail—4.60%
Burlington Coat Factory Warehouse Corp.
10.000%, due 02/15/19[2]	425,000		436,156
Edcon Proprietary Ltd.
4.676%, due 06/15/14[5,9]	EUR	500,000	591,208
Limited Brands, Inc.
5.625%, due 02/15/22[2]	150,000		154,500
7.600%, due 07/15/37[2]	450,000		454,500
Michaels Stores, Inc.
7.750%, due 11/01/18[2]	700,000		740,250
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2,3]	550,000		605,000
QVC, Inc.
7.500%, due 10/01/19[2,3]	875,000		971,250
Susser Holdings/Susser Finance Corp.
8.500%, due 05/15/16[2]	100,000		109,750
Toys R Us Property Co. II LLC
8.500%, due 12/01/17[2]	1,285,000		1,358,888
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[2,7]	760,000		736,250
			6,157,752
Steel producers/products—2.89%
AK Steel Corp.
7.625%, due 05/15/20[2]	320,000		322,000
APERAM
7.750%, due 04/01/18[2,3]	225,000		213,750
Evraz Group SA
9.500%, due 04/24/18[2,3]	425,000		471,750
JMC Steel Group
8.250%, due 03/15/18[2,3]	200,000		208,750
Ryerson, Inc.
12.000%, due 11/01/15[2,4]	2,150,000		2,214,500
Severstal Columbus LLC
10.250%, due 02/15/18[2]	400,000		439,000
			3,869,750

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(continued)
Support-services—6.32%
Aramark Corp.
8.500%, due 02/01/15[2]	1,100,000	1,128,886
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.750%, due 05/15/16[2,4]	350,000	361,375
9.625%, due 03/15/18[2]	250,000	272,500
FTI Consulting, Inc.
6.750%, due 10/01/20[2]	175,000	189,219
Interactive Data Corp.
10.250%, due 08/01/18[2]	45,000	49,950
Iron Mountain, Inc.
8.000%, due 06/15/20[2]	360,000	384,300
8.375%, due 08/15/21[2]	630,000	700,087
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[2,3]	700,000	773,500
ServiceMaster Co.
8.000%, due 02/15/20[2,3]	50,000	52,750
SquareTwo Financial Corp.
11.625%, due 04/01/17[2]	2,625,000	2,569,219
The Geo Group, Inc.
7.750%, due 10/15/17[2]	500,000	538,750
United Rentals North America, Inc.
10.875%, due 06/15/16[2]	225,000	257,063
West Corp.
7.875%, due 01/15/19[2]	550,000	594,687
11.000%, due 10/15/16[2]	550,000	583,687
		8,455,973
Telecom-integrated/services—5.71%
Cincinnati Bell, Inc.
7.000%, due 02/15/15[2]	350,000	353,500
Equinix, Inc.
7.000%, due 07/15/21[2]	100,000	110,500
8.125%, due 03/01/18[2]	710,000	792,537
Frontier Communications Corp.
7.875%, due 04/15/15[2]	350,000	375,375
8.250%, due 04/15/17[2]	520,000	561,600
9.000%, due 08/15/31[2]	645,000	628,875
Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[2]	1,425,000	1,506,937
Intelsat Luxembourg Ltd.
11.250%, due 02/04/17[2]	775,000	799,219
Level 3 Communications, Inc.
11.875%, due 02/01/19[2]	125,000	142,188
Level 3 Financing, Inc.
8.625%, due 07/15/20[2,3]	75,000	80,063
10.000%, due 02/01/18[2]	410,000	452,025
PAETEC Holding Corp.
9.875%, due 12/01/18[2]	1,150,000	1,288,000
Windstream Corp.
8.125%, due 09/01/18[2]	500,000	547,500
		7,638,319

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Corporate bonds—(concluded)
Telecom-wireless—3.62%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[2,3]	335,000	325,788
Cricket Communications, Inc.
7.750%, due 05/15/16[2]	125,000	133,125
10.000%, due 07/15/15[2]	490,000	518,175
Hughes Satellite Systems Corp.
6.500%, due 06/15/19[2]	75,000	79,500
7.625%, due 06/15/21[2]	75,000	81,375
Nextel Communications, Series D
7.375%, due 08/01/15[2]	785,000	775,187
Sprint Nextel Corp.
6.000%, due 12/01/16[2]	425,000	386,750
8.375%, due 08/15/17[2]	605,000	592,900
9.000%, due 11/15/18[2,3]	200,000	223,000
9.125%, due 03/01/17[2,3]	235,000	236,175
11.500%, due 11/15/21[2,3]	125,000	136,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, due 04/30/18[2,3]	300,000	326,250
Wind Acquisition Finance SA
11.750%, due 07/15/17[2,3]	1,000,000	1,025,000
		4,839,475
Telecommunications equipment—0.53%
CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17[2]	650,000	708,500

Theaters & entertainment—0.65%
AMC Entertainment, Inc.
8.750%, due 06/01/19[2]	600,000	625,500
9.750%, due 12/01/20[2]	150,000	140,250
Production Resource Group, Inc.
8.875%, due 05/01/19[2,3]	125,000	109,063
		874,813
Transportation excluding air/rail—1.46%
CMA CGM SA
8.500%, due 04/15/17[2,3]	400,000	226,000
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[2]	500,000	522,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	960,000	799,200
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	415,000	410,850
		1,958,550
Total corporate bonds (cost—$157,388,384)		163,796,175

Commercial mortgage-backed securities—0.89%
CWCapital COBALT, Series 2007-C3, Class AJ
5.816%, due 05/15/46[2,5]	525,000	275,977

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Security description	Face amount[1]	Value ($)
Commercial mortgage-backed securities—(concluded)
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AM
5.606%, due 12/10/49[2,5]	300,000	272,831
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD11, Class AM
5.816%, due 06/15/49[2,5]	700,000	642,474
Total commercial mortgage-backed securities (cost—$1,296,332)		1,191,282

	Number of shares/units
Common stocks*—0.01%
Energy-exploration & production—0.00%
Orion Refining Corp.[10,11]	1,253	0

Investments & miscellaneous financial services—0.00%
NCI Holdings, Inc.[10,11]	5,456	0

Media-cable—0.01%
Knology, Inc.[2]	693	12,356

Restaurants—0.00%
American Restaurant Group, Inc.[10,11]	129	0
Buffets Restaurants Holdings, Inc.[10,11]	8,602	0
		0
Total common stocks (cost—$7,255,416)		12,356

Other equity security*—0.00%
Media-cable—0.00%
Adelphia Contingent Value Vehicle[10,11,12] (cost—$0)	2,000,000	0

Number of Warrants
Warrants*—0.00%
Restaurants—0.00%
Buffets Restaurant Holdings, Inc., strike @ $22.71, expires 04/28/14[10,11] (cost—$0)	3,800	0

	Face amount
Repurchase agreement—5.12%
Repurchase agreement dated 02/29/12 with State Street Bank & Trust Co., 0.010% due 03/01/12, collateralized by $6,981,940 Federal Home Loan Bank obligations, 0.255% due 07/20/12; (value—$6,996,211); proceeds: $6,859,002 (cost—$6,859,000)	$6,859,000	6,859,000
Total investments (cost—$172,799,132)[13]—128.40%		171,858,813
Liabilities in excess of other assets—(28.40)%		(38,014,724)
Net assets—100.00%		133,844,089

Managed High Yield Plus Fund Inc.

Schedule of investments – February 29, 2012 (unaudited)

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,627,832
Gross unrealized depreciation	(9,568,151)
Net unrealized depreciation	$(940,319)

*	Non-income producing security.
[1]	In US Dollars unless otherwise indicated.
[2]	Entire or partial amount pledged as collateral for bank loan.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 32.58% of net assets as of February 29, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Step bond that converts to the noted fixed rate at a designated future date.
[5]	Variable or floating rate security. The interest rate shown is the current rate as of February 29, 2012 and changes periodically.
[6]	Perpetual bond security. The maturity date reflects next call date.
[7]	Payment-in-kind security for which part of the income earned may be paid as additional principal.
[8]	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.
[9]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. As of February 29, 2012, the value of this security amounted to 0.44% of net assets.

[10]	Illiquid securities representing 0.00% of net assets as of February 29, 2012.
[11]	Security is being fair valued by a valuation committee under the direction of the board of directors.
[12]

Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

[13]

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, use last reported sale prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and Instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities and Instruments which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Forward foreign currency contracts

	Contracts to		In			Unrealized
Counterparty	deliver		exchange for		Maturity date	depreciation ($)
JPMorgan Chase Bank	EUR	1,130,000	USD	1,495,613	04/02/12	(10,067)

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of February 29, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)[14]	Total ($)
Corporate bonds	—	163,796,175	—	163,796,175
Commercial mortgage-backed securities		1,191,282		1,191,282
Common stocks	12,356	—	0	12,356
Other equity security	—	0	0	0
Warrants	—	0	0	0
Repurchase agreement	—	6,859,000	—	6,859,000
Forward foreign currency contract	—	(10,067)	—	(10,067)
Total	12,356	171,836,390	0	171,848,746

At February 29, 2012, there were no transfers between Level 1 and Level 2.

14  Securities categorized as Level 3 have values of $0.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the nine months ended February 29, 2012:

	Common stocks ($)	Other equity security ($)	Warrants ($)	Total ($)
Beginning balance	0	0	0	0
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—
Net realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3
Ending balance	0	0	0	0

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at February 29, 2012 was $0.

Portfolio acronyms:

MTN	Medium Term Note
OJSC	Open Joint Stock Company

Currency abbreviations:

EUR	Euro
USD	United States Dollar

For more information regarding the fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2011.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 30, 2012